Share-Based Compensation (Details 3) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 16, 2013	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leju Plan | Restricted Shares
Summary of restricted share activity
Unvested at the beginning of the period (in shares)			1,526,600
Vested (in shares)			(719,064)
Forfeited (in shares)			(10,200)
Unvested at the end of the period (in shares)			797,336	1,526,600
Weighted Average Grant-date Fair Value
Unvested at the beginning of the period (in dollars per share)			$ 9.42
Vested (in dollars per share)			9.98
Forfeited (in dollars per share)			16.25
Unvested at the end of the period (in dollars per share)			$ 8.82	$ 9.42
Additional disclosure
Deemed distribution			$ 41,580	$ 41,570	$ 13,903
Total fair value of restricted shares vested			7,179,455	486,200	0
Total unrecognized compensation expense			$ 4,384,344
Weighted-average period over which cost is expected to be recognized			1 year 2 months 9 days
Compensation expense			$ 5,273,322	4,881,656	20,855
Leju Plan | Leju Replacement Restricted Shares
Summary of restricted share activity
Number of replacement awards exchanged with replaced awards (in shares)	600,000	60,000
Leju Plan | Employees Share Options
Additional disclosure
Deemed distribution			$ 1,070,383	$ 1,061,412	92,225
Exercise of share options			196,185	226,201
Total intrinsic value of options exercised			$ 949,907	$ 1,668,693
Total unrecognized compensation expense			$ 11,525,658
Weighted-average period over which cost is expected to be recognized			2 years 1 month 17 days
Compensation expense			$ 4,025,809	3,464,140	289,649
E-House Plan and CRIC Plan
Additional disclosure
Transitional corporate service fees			$ 1,066,477	1,857,996
E-House Plan
Additional disclosure
Compensation expense				$ 572,340	$ 6,000,438
E-House Plan | Restricted Shares
Summary of restricted share activity
Award vesting period			3 years
Unvested at the beginning of the period (in shares)			2,697,049
Granted (in shares)			0	1,439,000	1,303,000
Vested (in shares)			(1,288,330)
Forfeited (in shares)			(50,004)
Unvested at the end of the period (in shares)			1,358,715	2,697,049
Weighted Average Grant-date Fair Value
Unvested at the beginning of the period (in dollars per share)			$ 8.50
Vested (in dollars per share)			7.69
Forfeited (in dollars per share)			7.90
Unvested at the end of the period (in dollars per share)			$ 8.50	$ 8.50
Additional disclosure
Total fair value of restricted shares vested			$ 9,909,868	$ 6,094,602	$ 5,612,379
Total unrecognized compensation expense			$ 11,558,404
Weighted-average period over which cost is expected to be recognized			1 year 6 months 11 days
Compensation expense			$ 9,680,385	$ 6,174,583	$ 5,668,460
E-House Plan | Employees Share Options
Additional disclosure
Exercise of share options			513,261	3,446,585	4,596,761
Total intrinsic value of options exercised			$ 1,745,007	$ 23,679,729	$ 25,248,554
Total unrecognized compensation expense			0
Compensation expense			$ 0	$ 5,950,940	$ 12,817,935